Consolidated Statement of Changes in Shareholders' Equity (USD $) In Thousands		Common shares	Preferred shares	Additional paid-in capital	Accumulated other comprehensive (loss) income	Retained earnings	Equity attributable to share-holders of Mechel OAO	Non-control-ling interests	Total equity
Balance, Value at Dec. 31, 2008		$ 133,507		$ 400,081	$ 158,937	$ 3,323,298	$ 4,015,823	$ 305,838	$ 4,321,661
Balance, Shares at Dec. 31, 2008		416,270,745
Net income						73,741	73,741	2,590	76,331
Dividends	[1]					(208,066)	(208,066)		(208,066)
Cumulative Translation Adjustment					(316,004)		(316,004)	(9,349)	(325,353)
Adjustment of available-for-sale securities					(5,178)		(5,178)		(5,178)
Change in pension benefit obligation					(10,155)		(10,155)		(10,155)
Acquisitions of non-controlling interests and effect of changes in ownership of subsidiaries within the Group	[2]			(11,588)			(11,588)	(3,122)	(14,710)
Issuance of preferred shares, Value	[1]		25,314	470,845			496,159		496,159
Issuance of preferred shares, Shares	[1]		83,254,149
Balance, Value at Dec. 31, 2009		133,507	25,314	859,338	(172,400)	3,188,973	4,034,732	295,957	4,330,689
Balance, Shares at Dec. 31, 2009		416,270,745	83,254,149
Net income						657,213	657,213	34,761	691,974
Dividends	[1]					(23,325)	(23,325)		(23,325)
Cumulative Translation Adjustment					(23,955)		(23,955)	(2,263)	(26,218)
Adjustment of available-for-sale securities					4,838		4,838		4,838
Change in pension benefit obligation					(9,466)		(9,466)		(9,466)
Acquisitions of non-controlling interests and effect of changes in ownership of subsidiaries within the Group	[2]			(12,201)			(12,201)	(5,280)	(17,481)
Balance, Value at Dec. 31, 2010		133,507	25,314	847,137	(200,983)	3,822,861	4,627,836	323,175	4,951,011
Balance, Shares at Dec. 31, 2010		416,270,745	83,254,149
Net income						727,885	727,885	75,562	803,447
Dividends	[1]					(208,650)	(208,650)		(208,650)
Cumulative Translation Adjustment					(145,759)		(145,759)	(25,035)	(170,794)
Adjustment of available-for-sale securities					(2,245)		(2,245)		(2,245)
Change in pension benefit obligation					(7,160)		(7,160)		(7,160)
Acquisitions of non-controlling interests and effect of changes in ownership of subsidiaries within the Group	[2]			(1,143)			(1,143)	860	(283)
Balance, Value at Dec. 31, 2011		$ 133,507	$ 25,314	$ 845,994	$ (356,147)	$ 4,342,096	$ 4,990,764	$ 374,562	$ 5,365,326
Balance, Shares at Dec. 31, 2011		416,270,745	83,254,149

[1]	See Note 18
[2]	See Note 3(g)